Immaterial Corrections of Prior Period Financial Statements - Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Impairment loss		$ 5,600				$ 101,470	$ 18,089	$ 0
Loss from operations	$ (40,837)		$ (10,023)	$ (80,161)	$ (23,032)	(259,557)	(95,644)	(68,574)
Income tax benefit (expense)	147		1,682	525	9,027	11,786	3,308	(417)
Impairment of and equity in loss of equity method investees						(11,529)	(16,780)	(13,718)
Net loss	(39,273)		(6,847)	(68,364)	(13,450)	(256,725)	(111,581)	(96,829)
Net loss attributable to Ideanomics, Inc. common shareholders	$ (37,767)		$ (6,695)	$ (66,278)	$ (13,178)	$ (256,011)	$ (101,264)	$ (98,508)
Basic loss per share (in dollars per share)	$ (0.08)		$ (0.02)	$ (0.13)	$ (0.03)	$ (0.57)	$ (0.47)	$ (0.82)
Diluted loss per share (in dollars per share)	$ (0.08)		$ (0.02)	$ (0.13)	$ (0.03)	$ (0.57)	$ (0.47)	$ (0.82)
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Impairment loss							$ 9,323
Loss from operations			$ (10,528)		$ (23,338)		(86,879)
Income tax benefit (expense)			1,570		8,824		0
Impairment of and equity in loss of equity method investees							(16,698)
Net loss			(7,465)		(14,042)		(106,043)
Net loss attributable to Ideanomics, Inc. common shareholders			(7,262)		(13,675)		$ (98,400)
Basic loss per share (in dollars per share)							$ (0.46)
Diluted loss per share (in dollars per share)							$ (0.46)
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Impairment loss							$ 8,766
Loss from operations			505		306		(8,765)
Income tax benefit (expense)			112		203		3,308
Impairment of and equity in loss of equity method investees							(82)
Net loss			618		592		(5,538)
Net loss attributable to Ideanomics, Inc. common shareholders			$ 567		$ 497		$ (2,864)
Basic loss per share (in dollars per share)							$ (0.01)
Diluted loss per share (in dollars per share)							$ (0.01)